GENERAL (Details)	Jun. 30, 2025 vessel
Quantum Crude Tankers Ltd.
Schedule of Ownership Interests [Line Items]
Number of vessels owned	4
Liquified Natural Gas Carriers
Schedule of Ownership Interests [Line Items]
Number of vessels owned	13
Modern Tri-Fuel Diesel Electric | Golar LNG Limited
Schedule of Ownership Interests [Line Items]
Number of vessels owned	7
Modern Tri-Fuel Diesel Electric | Quantum Crude Tankers Ltd.
Schedule of Ownership Interests [Line Items]
Number of vessels owned	2
Modern 2-Stroke | Quantum Crude Tankers Ltd.
Schedule of Ownership Interests [Line Items]
Number of vessels owned	2
Mega Liquefied Natural Gas | Hyundai Samho Heavy Industries
Schedule of Ownership Interests [Line Items]
Number of vessels owned	2